Share-Based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Share-Based Compensation
Total expense recognized	$ 1,266	$ 1,329	$ 2,587	$ 2,515
Total accrued cash distribution	$ 804		$ 804		$ 1,265